Financial instruments and risk management (Details 9) - Capital Management [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total loans and financing	R$ 11,984,891	R$ 11,900,030
Total leases	11,206,959	10,762,984
(-) Cash and cash equivalentes	169,035	486,258
(-) Financial investments	(423,418)	(373,689)
Net indebtedness	R$ 22,599,397	R$ 21,803,067